Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

The following table provides information for fiscal 2022, 2021, and 2020 with respect to the compensation, as calculated under SEC ru
les, of our pri
n
cipal executive officers (“PEO”), which includes both our current and former CEOs, the average compensation of our other NEOs, and certain performance measures specified under SEC rules.

Fiscal Year	PEO (1)				Average Summary Compensation Table Total for Non- PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based on:		Net Loss (5) ($MM)
	Furlong	Sherman	Furlong	Sherman			Company TSR (4)	Peer Group TSR (4)
	Summary Compensation Tabl e Total	Summary Compensation Tabl e Total	Compensation Actually Paid (3)	Compensation Actually Paid (3)

2022	$2,482,709	$—	$2,117,619	$—	$13,692,562	$8,874,616	$2,377	$135	$313

2021	16,812,934	652,306	9,076,361	(132,010,993)	6,299,738	(9,396,932)	2,550	135	381

2020	—	7,174,243	—	427,832,874	2,732,872	66,526,448	8,464	141	215

Note: Consistent with SEC guidance, no Company Selected Measure is shown in the table above because the Company did not use any financial performance measures to link fiscal 2022 executive compensation to company performance (see our “
Compensation
Discussion & Analysis” of this Proxy Statement for additional detail). While not a financial performance measure, given our heavy use of equity-based compensation, our stock price/Total Shareholder Return (“TSR”) is the most important performance measure impacting Compensation Actually Paid (“CAP”) values in the table above.

(1)
For fiscal 2022, our PEO was our current CEO, Matthew (Matt) Furlong. For fiscal 2021, our PEOs included both Matthew (Matt) Furlong and our former CEO, George E. Sherman. For fiscal 2020, our PEO was George E. Sherman.

(2)
For fiscal 2022, our
non-PEO
NEOs were Diana Saadeh-Jajeh, Nir Patel, and Michael Recupero. For fiscal 2021, our non-PEO
NEOs were Michael Recupero, Diana Saadeh-Jajeh, James A. Bell, Frank M. Hamlin, Chris R. Homeister, and Jenna Owens. For fiscal 2020, our non-PEO
NEOs were James A. Bell, Frank M. Hamlin, Chris R. Homeister, and Daniel J. Kaufman.

(3)
In calculating the CAP amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Time-vested restricted stock/unit grant date fair values are calculated using the closing stock price as of date of grant. Adjustments have been made using the stock price as of fiscal year-end
and as of each date of vest. Performance-vested restricted stock fair values are valued at zero at each respective measurement date, given all outstanding performance-vested restricted stock were accrued at and estimated to be earned below threshold (i.e., all shares forfeited) as of each respective measurement date. The assumptions used to calculate the fair value for purposes of determining the CAP are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes.

(4)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K,
assuming an initial investment date of January 31, 2020. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Dow Jones Specialty Retailers Index.

(5)	Represents the amount of net income (loss), as reflected in the Company’s audited financial statements for the fiscal year indicated.

2023 Proxy Statement | 31
Table of Contents

Named Executive Officers, Footnote [Text Block]	For fiscal 2022, our
non-PEO
NEOs were Diana Saadeh-Jajeh, Nir Patel, and Michael Recupero. For fiscal 2021, our non-PEO
NEOs were Michael Recupero, Diana Saadeh-Jajeh, James A. Bell, Frank M. Hamlin, Chris R. Homeister, and Jenna Owens. For fiscal 2020, our non-PEO
	NEOs were James A. Bell, Frank M. Hamlin, Chris R. Homeister, and Daniel J. Kaufman
Peer Group Issuers, Footnote [Text Block]	The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K,
	assuming an initial investment date of January 31, 2020. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Dow Jones Specialty Retailers Index.
Adjustment To PEO Compensation, Footnote [Text Block]
Reconciliation of SCT total to CAP

	FY2022		FY2021			FY2020
Description of Elements Added / Subtracted to SCT Total to Calculate CAP	Current PEO Furlong	Average Other NEOs	Current PEO Furlong	Former PEO Sherman	Average Other NEOs	Former PEO Sherman	Average Other NEOs

Summary Compensation Table Total	$2,482,709	$13,692,562	$16,812,934	$652,306	$6,299,738	$7,174,243	$2,732,872

(Minus) Fair value of equity compensation granted in current fiscal year	—	(11,925,903)	(14,852,476)	—	(3,988,474)	(6,120,184)	(957,950)

Plus Fair value of equity outstanding as of prior fiscal year	—	8,806,177	7,115,903	—	1,230,468	300,765,075	47,076,656

Plus (Minus) Fair value of equity compensation that vested in current year	92,678	65,267	—	(132,663,299)	(12,938,664)	279,920	42,864

(Minus) Plus Fair value of equity outstanding as of current fiscal year end	(457,768)	(1,763,487)	—	—	—	125,733,820	17,632,006

Compensation Actually Paid Total	$2,117,619	$8,874,616	$9,076,361	$(132,010,993)	$(9,396,932)	$427,832,874	$66,526,448

Non-PEO NEO Average Total Compensation Amount	$ 13,692,562	$ 6,299,738	$ 2,732,872
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,874,616	(9,396,932)	66,526,448
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Reconciliation of SCT total to CAP

	FY2022		FY2021			FY2020
Description of Elements Added / Subtracted to SCT Total to Calculate CAP	Current PEO Furlong	Average Other NEOs	Current PEO Furlong	Former PEO Sherman	Average Other NEOs	Former PEO Sherman	Average Other NEOs

Summary Compensation Table Total	$2,482,709	$13,692,562	$16,812,934	$652,306	$6,299,738	$7,174,243	$2,732,872

(Minus) Fair value of equity compensation granted in current fiscal year	—	(11,925,903)	(14,852,476)	—	(3,988,474)	(6,120,184)	(957,950)

Plus Fair value of equity outstanding as of prior fiscal year	—	8,806,177	7,115,903	—	1,230,468	300,765,075	47,076,656

Plus (Minus) Fair value of equity compensation that vested in current year	92,678	65,267	—	(132,663,299)	(12,938,664)	279,920	42,864

(Minus) Plus Fair value of equity outstanding as of current fiscal year end	(457,768)	(1,763,487)	—	—	—	125,733,820	17,632,006

Compensation Actually Paid Total	$2,117,619	$8,874,616	$9,076,361	$(132,010,993)	$(9,396,932)	$427,832,874	$66,526,448

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The close relationship between TSR and CAP was evident across the fiscal years in the table above. Our CAP at the end of fiscal 2020 significantly increased as a direct result of our strong TSR through the end of fiscal 2020. Through fiscal 2021, our TSR decreased (although still greater than the initial fixed $100 investment), and the CAP to our NEOs declined significantly (except for Mr. Furlong, who joined the Company in fiscal 2021). Through fiscal 2022, our TSR decreased slightly, which led to our CAP values declining relative to fiscal 2022 SCT totals (although CAP remained positive given the year-over-year TSR decline through fiscal 2022 was not significant).

Compensation Actually Paid vs. Net Income [Text Block]
Our net income (loss) was not as strongly correlated with CAP given a significant portion of our executive compensation program is granted in equity, thereby directly tied to our stock price performance. However, in fiscal 2020, our net income performance was the strongest and the CAP values to our NEOs were the highest. The decrease in net income from fiscal 2020 to 2021 was also aligned with a decrease in CAP over this period. Additionally, the increase in net income from fiscal 2021 to 2022 was aligned with the increase in CAP over this period.

Total Shareholder Return Vs Peer Group [Text Block]
The increase in our stock price that contributed significantly to the CAP in fiscal 2020 also drove our TSR as of the end of fiscal 2020, 2021, and 2022. Our TSR has significantly outperformed our Peer Group TSR during this timeframe, as shown in the table above. Specifically, our TSR performed significantly better than our Peer Group TSR through the end of fiscal 2020. From fiscal 2020 through fiscal 2021 and 2022, our TSR was negative while the Peer Group TSR remained relatively stable, although over the full three-year timeframe, our TSR still significantly outperformed our Peer Group in total.

Total Shareholder Return Amount	$ 2,377	2,550	8,464
Peer Group Total Shareholder Return Amount	135	135	141
Net Income (Loss)	313,000,000	381,000,000	215,000,000
Matthew (Matt) Furlong [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	2,482,709	16,812,934	0
PEO Actually Paid Compensation Amount	$ 2,117,619	9,076,361	0
PEO Name	Matthew (Matt) Furlong
George E. Sherman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	652,306	7,174,243
PEO Actually Paid Compensation Amount	$ 0	(132,010,993)	427,832,874
PEO Name	George E. Sherman
PEO [Member] | Matthew (Matt) Furlong [Member] | Fair value of equity compensation granted in current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(14,852,476)
PEO [Member] | Matthew (Matt) Furlong [Member] | Fair value of equity outstanding as of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,115,903
PEO [Member] | Matthew (Matt) Furlong [Member] | Fair value of equity compensation that vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 92,678
PEO [Member] | Matthew (Matt) Furlong [Member] | Fair value of equity outstanding as of current fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(457,768)
PEO [Member] | George E. Sherman [Member] | Fair value of equity compensation granted in current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,120,184)
PEO [Member] | George E. Sherman [Member] | Fair value of equity outstanding as of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			300,765,075
PEO [Member] | George E. Sherman [Member] | Fair value of equity compensation that vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(132,663,299)	279,920
PEO [Member] | George E. Sherman [Member] | Fair value of equity outstanding as of current fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			125,733,820
Non-PEO NEO [Member] | Fair value of equity compensation granted in current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,925,903)	(3,988,474)	(957,950)
Non-PEO NEO [Member] | Fair value of equity outstanding as of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,806,177	1,230,468	47,076,656
Non-PEO NEO [Member] | Fair value of equity compensation that vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	65,267	$ (12,938,664)	42,864
Non-PEO NEO [Member] | Fair value of equity outstanding as of current fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,763,487)		$ 17,632,006